Restricted Cash	12 Months Ended
Dec. 31, 2018
Tradeweb Markets LLC
Entity Information [Line Items]
Restricted Cash

4.           Restricted Cash

Cash has been segregated in a special reserve bank account for the benefit of brokers and dealers under SEC Rule 15c3-3. The Company computes the proprietary accounts of other broker-dealers (“PAB”) reserve, which requires the Company to maintain minimum segregated cash in the amount of total credits per the reserve computation. As of December 31, 2018 and December 31, 2017, cash in the amount of $1,200,000 has been segregated in the PAB reserve account exceeding the requirements pursuant to SEC Rule 15c3-3.